Unsecured Convertible Loan Notes and Derivative Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Unsecured Convertible Loan Notes and Derivative Financial Instruments

Note 9 Unsecured convertible loan notes and derivative financial instruments

On June 21, 2023 the Group issued 45,221,586 convertible loan notes, with a face value of AUD$1.00 per note, a coupon rate of 4%, and a maturity date of June 7, 2028 for proceeds of US$30 million to LGES. The notes have a conversion price of AUD$1.60 per ordinary share. The convertible notes will mandatorily convert into ordinary shares upon acceptance of the first purchase order under the purchase agreement with LGES, although LGES may elect to convert some or all the notes prior to such time. No interest would be payable on the notes in these circumstances.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 9 Unsecured convertible loan notes and derivative financial instruments (continued)

The convertible notes may be redeemed or converted (at the election of LGES) on the maturity date, in which case interest is payable in cash (in respect of a redemption) or "in-kind" (in the case of conversion).

The convertible notes are presented in the consolidated balance sheet as follows:

Borrowings (non-current liabilities)	Consolidated
(All in US$)	2023

Initial recognition	27,640,052
Costs of issue of convertible notes	(43,614)
Interest expense*	44,664
Balance at June 30, 2023	27,641,102
* Interest expense, for the period ending June 30, 2023, is calculated by applying the effective interest rate of 6.564% to the liability component.

Derivative financial instruments (non-current liabilities)	Consolidated
(All in US$)	2023

Initial recognition	2,359,948
Costs of issue of convertible notes	(3,724)
Fair value gain	(263,257)
Effect of foreign currency movements	774
Balance at June 30, 2023	2,093,741

The fair value of the conversion option (derivative financial liability) was determined using Monte Carlo Simulation methodology. The derivative financial liability is carried at fair value at each reporting date, with gains or losses being recognised in the consolidated statement of profit or loss and other comprehensive income. The remainder of the proceeds were allocated to borrowings with the liability recognised at amortised cost until extinguished on conversion or maturity of the notes. Interest is applied using the effective interest rate.